Nature of Operations and Summary of Significant Accounting Policies (Schedule of Other Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2013
In-process Research and Development [Member]
Indefinite Lived Intangible Assets Description	Indefinite
Computer Software, Intangible Asset [Member]
Intangible asset, useful life	5 years
Computer Software, Intangible Asset [Member] | Minimum [Member]
Intangible asset, useful life	3 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Intangible asset, useful life	5 years
Trademarks and Trade Names [Member]
Intangible asset, useful life	11 years
Trademarks and Trade Names [Member] | Minimum [Member]
Intangible asset, useful life	5 years
Trademarks and Trade Names [Member] | Maximum [Member]
Intangible asset, useful life	15 years
Patents [Member]
Intangible asset, useful life	10 years
Developed Technology [Member]
Intangible asset, useful life	9 years
Developed Technology [Member] | Minimum [Member]
Intangible asset, useful life	6 years
Developed Technology [Member] | Maximum [Member]
Intangible asset, useful life	11 years
Customer Relationships [Member]
Intangible asset, useful life	10 years
Customer Relationships [Member] | Minimum [Member]
Intangible asset, useful life	10 years
Customer Relationships [Member] | Maximum [Member]
Intangible asset, useful life	15 years
Noncompete Agreements [Member]
Intangible asset, useful life	4 years